Derivative financial instruments	3 Months Ended
Mar. 31, 2023
Derivative financial instruments
Derivative financial instruments

16.Derivative financial instruments

The derivative instruments have been classified as fair value through profit or loss. The instruments are measured at fair value with the resultant gains or losses recognized in the statement of income and other comprehensive income. The related net foreign exchange gain/(loss) is included in finance income (note 10) and finance costs (note 11).

The underlying contractual notional amounts for the derivative instruments are as follows, at December 31, 2022 and at March 31, 2023:

	March 31,	December 31,
	2023	2022
	$’000	$’000

Derivative instruments
Foreign exchange swaps	75,000	160,448
Embedded options within listed bonds	1,940,000	1,940,000
	2,015,000	2,100,448

The fair value balances are as follows:

	March 31,	December 31,
	2023	2022
	$’000	$’000

Derivative instruments
Foreign exchange swaps	(1,067)	(1,393)
Interest rate caps	669	821
Embedded options within listed bonds	3,740	5,300
	3,342	4,728

The change in fair value of the derivative instruments has been recorded in the condensed consolidated statement of (loss)/income and other comprehensive loss as follows:

	Three months ended
	March 31,	March 31,
	2023	2022
	$’000	$’000

Derivative instruments
Foreign exchange swaps/non-deliverable forwards	(330)	1,260
Interest rate caps	151	—
Embedded options within listed bonds	1,560	109,000
	1,381	110,260